Loans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of outstanding principal balances of commercial real estate loans secured by owner-occupied properties	76.00%	77.00%
Concentrations of loans related to a single industry	$ 0	$ 0
Loans classified as troubled debt restructurings	7,600,000	6,800,000
Reserves allocated to customers whose loan terms are modified in troubled debt restructurings	26,000	88,000
Loans payable in nonaccrual of interest status	425,000
Loans restructured, subsequently defaulted	55,000	0	$ 0
Foreclosed real estate	0	0
Consumer mortgage loans in process of foreclosure amount	89,000	139,000
Outstanding balance of commercial loans classified under credit risk, minimum amount	300,000
Loans listed as not rated under risk category, maximum amount	300,000
Loans serviced for others	76,300,000	70,600,000
Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans classified as troubled debt restructurings	7,200,000
Mortgage Servicing Rights [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage servicing rights	246,000	222,000
Valuation allowance	0	0
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Mortgage Loans with servicing retained	$ 59,900,000	$ 55,500,000